CREDIT CARD AND LOAN RECEIVABLES - Credit Quality (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Probability of an Account Becoming 91 or More Days Past Due or Becoming Charged-off (within the next 12 months)
Principal Receivables Outstanding	$ 16,869.9	$ 17,705.1
Percentage of Principal Receivables Outstanding	100.00%	100.00%
Transfer of Financial Assets
Loan receivables originated that have not yet been sold to the client	$ 0.0	$ 126.9
No Score
Probability of an Account Becoming 91 or More Days Past Due or Becoming Charged-off (within the next 12 months)
Principal Receivables Outstanding	$ 249.0	$ 210.6
Percentage of Principal Receivables Outstanding	1.50%	1.20%
27.1% and higher
Probability of an Account Becoming 91 or More Days Past Due or Becoming Charged-off (within the next 12 months)
Principal Receivables Outstanding	$ 1,394.0	$ 1,330.5
Percentage of Principal Receivables Outstanding	8.20%	7.50%
17.1% - 27.0%
Probability of an Account Becoming 91 or More Days Past Due or Becoming Charged-off (within the next 12 months)
Principal Receivables Outstanding	$ 770.1	$ 850.5
Percentage of Principal Receivables Outstanding	4.60%	4.80%
12.6% - 17.0%
Probability of an Account Becoming 91 or More Days Past Due or Becoming Charged-off (within the next 12 months)
Principal Receivables Outstanding	$ 1,047.6	$ 1,137.7
Percentage of Principal Receivables Outstanding	6.20%	6.40%
3.7% - 12.5%
Probability of an Account Becoming 91 or More Days Past Due or Becoming Charged-off (within the next 12 months)
Principal Receivables Outstanding	$ 6,877.6	$ 7,449.7
Percentage of Principal Receivables Outstanding	40.80%	42.10%
1.9% - 3.6%
Probability of an Account Becoming 91 or More Days Past Due or Becoming Charged-off (within the next 12 months)
Principal Receivables Outstanding	$ 3,060.7	$ 3,286.9
Percentage of Principal Receivables Outstanding	18.10%	18.60%
Lower than 1.9%
Probability of an Account Becoming 91 or More Days Past Due or Becoming Charged-off (within the next 12 months)
Principal Receivables Outstanding	$ 3,470.9	$ 3,439.2
Percentage of Principal Receivables Outstanding	20.60%	19.40%